32. Net Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Net Operating Revenue Tables
Net Operating Revenue

	Gross	PIS/Pasep		Regulatory	Service tax	Net revenues
	revenues	and Cofins	ICMS (VAT)	charges (32.2)	(ISSQN)	12.31.2017
Electricity sales to final customers	8,689,516	(749,683)	(2,039,245)	(1,219,055)	-	4,681,533
Residential	2,829,626	(242,916)	(771,902)	(433,080)	-	1,381,728
Industrial	2,382,314	(208,226)	(433,088)	(252,531)	-	1,488,469
Trade, services and other activities	1,908,426	(163,834)	(548,328)	(291,798)	-	904,466
Rural	772,465	(66,314)	(75,137)	(119,645)	-	511,369
Public entities	236,719	(20,322)	(46,506)	(36,418)	-	133,473
Public lighting	244,381	(20,979)	(70,811)	(37,359)	-	115,232
Public service	315,585	(27,092)	(93,473)	(48,224)	-	146,796
Electricity sales to distributors	3,529,770	(300,003)	-	(53,413)	-	3,176,354
Bilateral contracts	1,947,862	(203,994)	-	(30,656)	-	1,713,212
Electric Energy Trade Chamber - CCEE	1,077,943	(45,889)	-	(16,966)	-	1,015,088
CCEAR (auction)	367,970	(38,537)	-	(5,791)	-	323,642
Interest (Note 10.2)	82,160	-	-	-	-	82,160
Quota system	53,835	(11,583)	-	-	-	42,252
Use of the main distribution and transmission grid	6,442,761	(588,291)	(1,488,323)	(748,206)	-	3,617,941
Residential	2,025,400	(189,915)	(572,269)	(252,690)	-	1,010,526
Industrial	1,076,613	(96,059)	(385,725)	(126,842)	-	467,987
Trade, services and other activities	1,310,903	(122,168)	(386,320)	(162,367)	-	640,048
Rural	342,195	(32,056)	(25,811)	(43,365)	-	240,963
Public entities	174,427	(16,355)	(33,384)	(21,922)	-	102,766
Public lighting	167,907	(15,744)	(48,668)	(20,935)	-	82,560
Public service	126,795	(11,889)	(36,146)	(15,816)	-	62,944
Free consumers	663,248	(62,190)	-	(84,633)	-	516,425
Basic network, BN connections, and connection grid	1,387	(130)	-	(177)	-	1,080
Operating and maintenance income - O&M	113,324	(16,733)	-	(7,793)	-	88,798
Interest income (a)	440,562	(25,051)	-	(11,666)	-	403,845
Construction income	868,001	-	-	-	-	868,001
Fair value of assets from the indemnity for the concession	57,080	-	-	-	-	57,080
Telecommunications	426,773	(15,854)	(99,460)	-	(2,507)	308,952
Distribution of piped gas	621,992	(58,959)	(107,912)	-	(306)	454,815
Sectorial financial assets and liabilities result	767,040	(48,214)	-	-	-	718,826
Other operating revenue	171,356	(27,710)	-	-	(2,575)	141,071
Leasing and rent (32.1)	109,230	(17,664)	-	-	-	91,566
Income from rendering of services	30,247	(4,891)	-	-	(2,575)	22,781
Charged service	15,981	(2,584)	-	-	-	13,397
Other income	15,898	(2,571)	-	-	-	13,327
	21,574,289	(1,788,714)	(3,734,940)	(2,020,674)	(5,388)	14,024,573
CCEAR - Agreements for Power Trade on the Regulated Market
(a) Of the total gross revenue from Interest income, R$361,156 refers to the gain on RBSE assets (Note 10.4).

	Gross	PIS/Pasep		Regulatory	Service tax	Net revenues
	revenues	and Cofins	ICMS (VAT)	charges (32.2)	(ISSQN)	12.31.2016
Electricity sales to final customers	9,606,133	(884,681)	(2,426,940)	(1,063,007)	-	5,231,505
Residential	2,841,218	(298,659)	(790,401)	(380,973)	-	1,371,185
Industrial	3,029,411	(273,901)	(674,630)	(284,922)	-	1,795,958
Trade, services and other activities	2,130,228	(194,630)	(622,946)	(247,449)	-	1,065,203
Rural	815,079	(48,216)	(120,854)	(61,557)	-	584,452
Public entities	236,550	(21,881)	(48,148)	(27,986)	-	138,535
Public lighting	229,182	(21,199)	(66,481)	(26,962)	-	114,540
Public service	324,465	(26,195)	(103,480)	(33,155)	-	161,635
Electricity sales to distributors	2,963,349	(239,531)	-	(47,746)	-	2,676,072
Bilateral contracts	1,366,552	(134,439)	-	(23,361)	-	1,208,752
Electric Energy Trade Chamber - CCEE	753,392	(23,116)	-	(12,879)	-	717,397
CCEAR (auction)	673,154	(66,223)	-	(11,508)	-	595,423
Interest (Note 10.2)	96,783	-	-	-	-	96,783
Quota system	73,468	(15,753)	-	-	-	57,715
Use of the main distribution and transmission grid	6,974,829	(575,166)	(1,511,601)	(911,479)	-	3,976,583
Residential	2,060,305	(192,823)	(584,025)	(306,096)	-	977,361
Industrial	1,246,575	(112,443)	(391,804)	(177,993)	-	564,335
Trade, services and other activities	1,409,771	(131,352)	(402,233)	(208,471)	-	667,715
Rural	339,438	(31,752)	(15,451)	(51,196)	-	241,039
Public entities	168,823	(15,800)	(33,369)	(25,224)	-	94,430
Public lighting	167,255	(15,653)	(48,489)	(24,839)	-	78,274
Public service	125,928	(11,786)	(36,230)	(18,703)	-	59,209
Free consumers	398,024	(37,251)	-	(60,242)	-	300,531
Basic network, BN connections, and connection grid	1,494	(140)	-	(226)	-	1,128
Operating and maintenance income - O&M	151,984	(5,456)	-	(8,026)	-	138,502
Interest income (a)	905,232	(20,710)	-	(30,461)	-	854,061
Construction income	1,279,642	-	-	-	-	1,279,642
Fair value of assets from the indemnity for the concession	132,741	-	-	-	-	132,741
Telecommunications	357,361	(13,872)	(79,582)	-	(2,326)	261,581
Distribution of piped gas	647,579	(62,037)	(113,657)	-	-	471,885
Sectorial financial assets and liabilities result	(1,079,662)	-	-	-	-	(1,079,662)
Other operating revenue	179,820	(26,072)	-	-	(2,342)	151,406
Leasing and rent (32.1)	103,793	(15,049)	-	-	-	88,744
Income from rendering of services	32,575	(4,723)	-	-	(2,342)	25,510
Charged service	10,148	(1,471)	-	-	-	8,677
Other income	33,304	(4,829)	-	-	-	28,475
	21,061,792	(1,801,359)	(4,131,780)	(2,022,232)	(4,668)	13,101,753
(a) Of the total gross revenue from Interest income, R$809,639 refers to the gain on RBSE assets (Note 10.4).

	Gross	PIS/Pasep		Regulatory	Service tax	Net revenues
	revenues	and Cofins	ICMS (VAT)	charges (32.2)	(ISSQN)	12.31.2015
Electricity sales to final customers	11,289,201	(1,045,529)	(2,784,289)	(1,712,463)	-	5,746,920
Residential	3,554,995	(330,341)	(850,197)	(569,767)	-	1,804,690
Industrial	3,829,081	(352,086)	(910,291)	(517,248)	-	2,049,456
Trade, services and other activities	2,511,750	(233,626)	(720,302)	(401,855)	-	1,155,967
Rural	546,685	(50,800)	(68,351)	(88,196)	-	339,338
Public entities	273,120	(25,379)	(54,202)	(43,876)	-	149,663
Public lighting	271,036	(25,185)	(79,645)	(43,302)	-	122,904
Public service	302,534	(28,112)	(101,301)	(48,219)	-	124,902
Electricity sales to distributors	4,130,184	(350,796)	-	(71,947)	-	3,707,441
Bilateral contracts	1,160,503	(196,524)	-	(20,301)	-	943,678
Electric Energy Trade Chamber - CCEE	2,159,431	(18,079)	-	(37,774)	-	2,103,578
CCEAR (auction)	793,036	(134,295)	-	(13,872)	-	644,869
Quota system	17,214	(1,898)	-	-	-	15,316
Use of the main distribution and transmission grid	5,879,729	(547,565)	(1,420,129)	(1,523,530)	-	2,388,505
Residential	1,961,163	(183,621)	(547,296)	(523,264)	-	706,982
Industrial	1,280,283	(117,076)	(370,565)	(333,412)	-	459,230
Trade, services and other activities	1,399,336	(130,688)	(388,512)	(372,433)	-	507,703
Rural	300,297	(28,116)	(5,890)	(80,913)	-	185,378
Public entities	161,275	(15,100)	(31,870)	(43,164)	-	71,141
Public lighting	153,826	(14,402)	(44,553)	(41,027)	-	53,844
Public service	111,539	(10,443)	(31,443)	(29,757)	-	39,896
Free consumers	282,241	(26,426)	-	(76,104)	-	179,711
Basic network, BN connections, and connection grid	1,352	(127)	-	(365)	-	860
Operating and maintenance income - O&M	91,772	(11,643)	-	(12,466)	-	67,663
Interest income (a)	136,645	(9,923)	-	(10,627)	-	116,095
Construction income	1,196,324	-	-	-	-	1,196,324
Fair value of assets from the indemnity for the concession	217,713	-	-	-	-	217,713
Telecommunications	277,876	(10,760)	(55,038)	-	(2,151)	209,927
Distribution of piped gas	704,625	(66,877)	(111,349)	-	-	526,399
Sectorial financial assets and liabilities result	858,170	-	-	-	-	858,170
Other operating revenue	119,402	(22,545)	-	-	(2,412)	94,445
Leasing and rent (32.1)	88,008	(16,618)	-	-	-	71,390
Income from rendering of services	17,203	(3,248)	-	-	(2,412)	11,543
Charged service	8,773	(1,656)	-	-	-	7,117
Other income	5,418	(1,023)	-	-	-	4,395
	24,673,224	(2,044,072)	(4,370,805)	(3,307,940)	(4,563)	14,945,844

Revenues from Leases and Rentals

	12.31.2017	12.31.2016	12.31.2015
Equipment and framework	106,790	103,490	87,190
Facilities sharing	2,159	248	547
Real estate	281	55	271
	109,230	103,793	88,008

Receivables from non-cancelable leases

	Less than		Over	Total
	1 year	1 to 5 years	5 years	12.31.2017
Facilities sharing	1,079	5,396	13,622	20,097

Regulatory charges

	12.31.2017	12.31.2016	12.31.2015
Energy Development Account - "CDE Energia" (32.2.1)	718,154	790,117	497,667
Energy Development Account - "CDE Uso" (32.2.1)	708,555	876,361	1,494,630
Other charges - rate flags	420,027	203,671	1,120,218
Research and development and energy efficiency - R&D and EEP	117,390	100,039	126,656
Global Reversion Reserve - RGR quota	46,825	42,887	62,554
Inspection fee	9,723	9,157	6,215
	2,020,674	2,022,232	3,307,940